Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities
Profit/(loss) for the year		$ 268,120	$ (394,002)	[1]	$ 95,892	[1]
Adjustments:
Depreciation and amortization		178,461	172,381		120,047
(Write back)/impairment of assets and investments		(8,314)	72,263		6,541
Financing expenses, net		275,799	171,118		110,816
Share in losses of associated companies, net		109,980	185,592		186,759
Capital (gains)/losses, net	[2]	(25,529)	2,534		4,506
Gain from changes in interest held in associates				[1]	(32,829)	[1]
Gain from distribution of dividend in kind				[1]	(209,710)	[1]
Provision for financial guarantee			130,193	[1]		[1]
Bad debt expense		7,866	4,896
Share-based payments		957	832		876
Income taxes		278,447	59,334		62,378
Total adjustments		1,085,787	405,141		345,276
Change in inventories		1,291	(40,076)		4,361
Change in trade and other receivables		(62,436)	(68,634)		35,491
Change in trade and other payables		(568,364)	22,835		(29,800)
Change in provisions and employee benefits		2,021	(41,243)		(33,426)
Cash generated from operating activities		458,299	278,023		321,902
Income taxes paid, net		(66,830)	(116,429)		(36,218)
Dividends received from investments in associates		382	743		4,487
Net cash provided by operating activities		391,851	162,337		290,171
Cash flows from investing activities
Proceeds from sale of property, plant and equipment and intangible assets		4,727	426		539
Short-term deposits and loans, net		(4,876)	222,451		(83,408)
Cash paid for businesses purchased, less cash acquired			(206,059)		(9,441)
Sale of subsidiaries - Latin America and Caribbean businesses, net of cash disposed off		792,585
Sale of Colombian assets, net of cash disposed off		600
Investment in associates			(111,153)		(129,241)
Sale of securities held for trade and available for sale, net			17,334		13,217
Acquisition of property, plant and equipment		(227,601)	(280,955)		(515,838)
Acquisition of intangible assets		(10,412)	(9,598)		(16,844)
Proceeds from realization of long-term deposits		4,655
Interest received		6,825	6,143		7,924
Payment of consideration retained			(2,204)		(3,795)
Payment to release financial guarantee		(72,278)	(36,023)
Energuate Purchase Adjustment		10,272		[3]		[3]
Insurance claim received		80,000
Net cash provided by/(used in) investing activities		584,497	(399,638)		(736,887)
Cash flows from financing activities
Dividend paid to non-controlling interests		(29,443)	(32,694)		(12,340)
Proceeds from issuance of shares to holders of non-controlling interests in subsidiaries		100,478	9,468		6,110
Payment of issuance expenses related to long term debt		(34,391)
Payment of consent fee		(4,547)
Receipt of long-term loans and issuance of debentures		1,938,877	799,481		333,549
Repayment of long-term loans and debentures		(1,506,553)	(444,976)		(138,270)
Short-term credit from banks and others, net		(126,287)	(5,477)		123,053
Contribution from former parent company					34,271
Payment of swap unwinding and early repayment fee		(46,966)
Purchase of non-controlling interest		(13,805)			(20,000)
Interest paid		(180,242)	(151,241)		(93,858)
Net cash provided by financing activities		97,121	174,561		232,515
Increase/(decrease) in cash and cash equivalents		1,073,469	(62,740)		(214,201)
Cash and cash equivalents at beginning of the year		326,635	383,953		610,056
Effect of exchange rate fluctuations on balances of cash and cash equivalents		17,284	5,422		(11,902)
Cash and cash equivalents at end of the year		$ 1,417,388	$ 326,635		$ 383,953

[1]	Restated (See note 2.E and 28)
[2]	Mainly relate to (gains)/losses from disposal of property, plant and equipment.
[3]	Restated (See note 2.E)